Other (Income) Expenses Net - Summary of Other Income Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (9,063)		$ (9,799)		$ (22,454)
Sale of fixed assets	(5,842)		(3,927)		(6,604)
Cancellation of non-exigible liabilities and provisions					(36,949)
Other income	(21,149)		(26,803)		(21,727)
Total other income	(36,054)		(40,529)		(87,734)
Repair of damage from natural disasters			3,536		771
Cost of retirement and disposal of fixed assets	2,942		4,513		12,158
Donation	4,000		5,000
Other expenses	16,386		28,692		1,653
Total other expenses	23,328	$ 83,710	41,741	$ 75,868	14,582	$ 61,078
Other (income) expense – Net	$ (12,726)		$ 1,212		$ (73,152)